ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
5. ACQUISITIONS
Acquisition of Spotlight.Vegas

On September 1, 2025, the Company’s wholly-owned subsidiary, GDC America, Inc., a Florida corporation acquired 100% of the issued and outstanding equity interests of BGMD Holdings LLC (d/b/a Spotlight.Vegas), a Nevada limited liability company (“Spotlight.Vegas”) for consideration of (i) a cash payment of $8,000 (subject to adjustments for cash, working capital and indebtedness, among other things), plus (ii) an earnout payment of up to a maximum of $11,000 (the “Spotlight.Vegas First Earnout Consideration”), payable in April 2027 based on financial performance during 2026 and (iii) a second earnout payment of up to a maximum of $11,000 (the “Spotlight.Vegas Second Earnout Consideration”), payable in April 2028 based on financial performance during 2027 (the “Spotlight.Vegas Acquisition”). The Company has the option to pay up to 50% of each earnout payment in unregistered ordinary shares. The cash paid at close net of cash, working capital and indebtedness acquired and net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders as disclosed in the Consolidated Statements of Cash Flows in relation to the Spotlight.Vegas Acquisition amounts to $6,059.
The fair value of the contingent consideration as of September 1, 2025 utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 12% - 14%, (ii) discount rates ranging from 8.91% - 8.96%, (iii) volatility of 44% as applied to forecasted performance conditions and (iv) Market Price of Risk Adjustment for EBITDA ranging from 16.7% - 18.2%.

At the end of each reporting period, the Company will remeasure the fair value of the Spotlight.Vegas Acquisition contingent consideration. The Group expects to incur gains or losses related to the change in fair value of the contingent consideration until December 31, 2027. The fair value of the contingent consideration as of December 31, 2025 utilized the following assumptions as part of the options approach methodology: (i) probability of obtaining the financial conditions ranging from 0% - 4%, (ii) discount rates ranging from 7.29% - 7.30%, (iii) volatility of 48.6% as applied to forecasted performance conditions and (iv) Market Price Risk of Adjustment for EBITDA ranging from 16.2% - 17.6%.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would not have resulted in a material impact on the Group’s contingent consideration liability.

During the year ended December 31, 2025, the fair value gain on contingent consideration for Spotlight.Vegas Acquisition amounted to $778 and resulted in total contingent consideration balance of $126, which is classified as non-current because it is payable on April 1, 2027.

Spotlight.Vegas helps consumers access experiences such as live events and local attractions through its online booking platform. The principal reason for the Spotlight.Vegas Acquisition is to expand into complementary marketing revenue streams.

During the year ended December 31, 2025, the Group incurred acquisition-related costs of $556 on legal and consulting fees which were included in general and administrative expenses.

Since September 1, 2025, revenue associated with the Spotlight.Vegas Acquisition amounted to $1,558. If the acquisition had occurred on January 1, 2025, management estimates that the impact of the Spotlight.Vegas Acquisition on consolidated revenue would have been $6,171. It is impracticable for the Company to present the profit or loss of the acquired business because of shared operating costs that are incurred and managed on a group-wide basis that are not allocated to the acquiree.

Under the purchase price accounting, the Company recognized goodwill of $4,750, which is calculated as the excess of both the consideration paid and liabilities assumed as compared to the fair value of the identifiable assets acquired and represents synergies from combining the Company’s and Spotlight.Vegas’s operations.The amount of goodwill of $3,320 is expected to be deductible for tax purposes.

The table below outlines the preliminary allocation of the purchase price for the acquired identifiable assets and liabilities of Spotlight.Vegas resulting in goodwill:

Purchase price consideration:
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders	6,495
Contingent consideration, at fair value	904
Total acquisition consideration	7,399
Assets acquired:
Cash and cash equivalents	436
Other non-current asset	360
Domain names and related websites	1,550
Acquired technology	2,600
Trade and other receivables	40
Right-of-use assets	89
Total assets acquired	5,075
Liabilities assumed:
Trade and other payables	(1,738)
Borrowings	(393)
Other non-current liability	(206)
Lease liability	(89)
Total liabilities assumed	(2,426)
Total net assets	2,649
Goodwill	4,750
Total acquisition consideration	7,399

OddsJam Acquisition
On January 1, 2025, the Company completed its acquisition (the “OddsJam Acquisition”) of 100% of the outstanding shares of Odds Holdings, Inc., a Delaware corporation (“Odds Holdings”), the operator of OddsJam.com and OpticOdds.com. The OddsJam Acquisition was consummated pursuant to an Agreement and Plan of Merger dated December 12, 2024 (the “OddsJam Merger Agreement”), by and among the Company, Odyssey Merger Corp., a Delaware corporation and wholly-owned indirect subsidiary of the Company (“Merger Sub”), Odds Holdings, and Shareholder Representative Services LLC, solely in its capacity as representative of the shareholders of Odds Holdings (the “OH Shareholders”). Merger Sub was merged with and into Odds Holdings, with Odds Holdings surviving as our indirect wholly owned subsidiary. In connection with the OddsJam Acquisition, Odds Holdings changed its name to GDC Odds Holdings, Inc., and following the closing operates as a wholly owned subsidiary of GDC America, Inc.
The principal reason for the OddsJam Acquisition was to accelerate the Company’s expansion in the United States and sports data services. The OH Shareholders received initial merger consideration of (i) $63,577 in cash (net of escrow amounts and adjustments for working capital and indebtedness, and net of final purchase price adjustment released from the Purchase Price Escrow) and (ii) 708,178 ordinary shares of the Company. The OH Shareholders may benefit from an additional payment of up to a maximum of $60,000 payable based on Odds Holdings’ growth in contribution in fiscal 2025, and a further potential additional payment of up to $80,000 less the 2025 performance amount payable based on Odds Holdings’ achieving a growth in contribution in fiscal 2026. In no event was the Company obligated to pay the OH Shareholders more than $80,000 in additional payments in the aggregate for the 2025 and 2026 earn out periods. If the 2025 performance amount was less than $40,000, then it was to be paid in full in April 2026. If the 2025 performance amount exceeds $40,000, then $40,000 was to be paid in April 2026 and the remainder was to be paid in April 2027. The 2026 performance amount was to be paid in full in April 2027. The Company had the option to pay up to 50% of each of the additional payments in ordinary shares.

Prior to the OddsJam Acquisition, Odds Holdings granted options to certain employees which would have vested in the ordinary course after the OddsJam Acquisition closing date but on or prior to December 31, 2026. These employees are eligible for a transaction bonus provided that they remain in employment until January 1,
2027. Such costs are being accrued for post-combination on a straight-line basis until the end of the service period (Note 20).

During the year ended December 31, 2025, the Group incurred acquisition-related costs of $925 on legal and consulting fees, which were included in general and administrative expenses. During the year ended December 31, 2024, $1,942 was expensed.

In connection with the OddsJam Acquisition, certain acquired assets were transferred to other Group subsidiaries.

Since January 1, 2025, revenue associated with the OddsJam Acquisition amounted to $35,422. It is impracticable for the Company to present the profit or loss of the acquired business because of shared operating costs that are incurred and managed on a group-wide basis that are not allocated to the acquiree.

Under the purchase price accounting, the Company recognized goodwill of $57,451, which is calculated as the excess of both the consideration paid and liabilities assumed as compared to the fair value of the identifiable assets acquired and represents synergies from combining the Company’s and OddsJam’s operations. Goodwill is not expected to be deductible for tax purposes. The fair value of the ordinary shares issued as part of the OddsJam Acquisition reflected the closing share price at December 31, 2024. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 1, 2025 as calculated by a third-party valuation firm.

The fair value of the contingent consideration as of January 1, 2025 utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 29% - 51%, (ii) discount rates ranging from 7.58% - 7.72%, (iii) volatility of 62.2% as applied to forecasted performance conditions and (iv) Market Price of Risk Adjustment for EBITDA ranging from 13.1% - 14%.

On December 19, 2025, the Company entered into an Amendment to Agreement and Plan of Merger with the sellers of OddsJam which effectively terminates the earn-out period early and provides that the 2025 and 2026 performance amounts have been set at $40,000 each, subject to an early payment discount. As a result of the modification of contingent consideration effective December 19, 2025, the liability was presented as deferred consideration subsequently (See Note 16).

In December 2025, the Company settled the first payment of deferred consideration of $33,570 in cash. The payment was reflected in the Statement of Cash Flow partly within investing activities, being the original estimate of the fair value of $14,980, and partly within the operating activities, being the portion related to the fair value movement after the acquisition of $18,590.

During the year ended December 31, 2025, fair value loss on contingent consideration for OddsJam Acquisition amounted to $48,456. No fair value movements were recognized after the modification of contingent consideration effective December 19, 2025.

The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of OddsJam resulting in goodwill:

Purchase price consideration:
Cash paid net of final purchase price adjustment released from Purchase Price Escrow	63,577
Common shares issued, at fair value	9,971
Contingent and deferred consideration, at fair value	24,771
Total acquisition consideration	98,319
Assets acquired:
Cash and cash equivalents	1,141
Trade and other receivables	1,091
Domain names and related websites	8,200
Customer base	26,100
Acquired technology and Software	23,500
Indemnification asset	792
Deferred tax	1,370
Other current assets	127
Total assets acquired	62,321
Liabilities assumed:
Accounts payable and accrued expenses	(882)
Deferred income	(1,502)
Income tax	(1,646)
Deferred tax	(14,845)
Other indirect tax	(792)
Other current liabilities	(1,786)
Total liabilities assumed	(21,453)
Total net assets	40,868
Goodwill	57,451
Total acquisition consideration	98,319

Included in the Company’s cash flows generated by operating activities for the year ended December 31, 2025 as disclosed in the Consolidated Statements of Cash Flows are payments of $1,607 and $1,716 for payroll taxes and corporate taxes, respectively, related to the pre-acquisition period.